Share Based Payment (Details) - Schedule of summarizes the share option activity - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of options [Member]
Share Based Payment (Details) - Schedule of summarizes the share option activity [Line Items]
Number of options, Options outstanding Beginning balance	634,500	1,476,570
Number of options ,Granted	589,000	424,500
Number of options, Expired		(20,130)
Number of options, Exercised		(1,246,440)
Number of options, Forfeited	(63,000)
Number of options, Options outstanding Ending balance	1,160,500	634,500
Number of options, Exercisable	424,000	231,749
Weighted average exercise price [Member]
Share Based Payment (Details) - Schedule of summarizes the share option activity [Line Items]
Weighted average exercise price, Options outstanding Beginning balance	$ 2.25	$ 0.08
Weighted average exercise price, Granted	1.98	3.28
Weighted average exercise price, Expired		0.03
Weighted average exercise price, Exercised		0.07
Weighted average exercise price, Forfeited	1.26
Weighted average exercise price, Options outstanding Ending balance	2.16	2.25
Weighted average exercise price, Exercisable	$ 1.64	$ 0.47